Inventory (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Total current inventories	$ 2,368	$ 2,115	$ 1,600	$ 1,887	$ 1,968
Increase (decrease) due to changes in accounting policy and corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Total current inventories				$ 400	$ 400